Partners' Capital	12 Months Ended
Dec. 31, 2015
Partners Capital [Abstract]
Partners' Capital
17.	Partners’ Capital

On November 30, 2015, pursuant to the terms of the Partnership Agreement, 10,939,436 subordinated units held by subsidiaries of ETP were exchanged for 10,939,436 common units. On December 3, 2015, we completed a private placement of 24,052,631 of our common units for gross proceeds of approximately $685 million.

As of December 31, 2015, ETP or its subsidiaries owned 37,776,746 common units, which constitute a 38.4% limited partnership ownership interest in us. As of December 31, 2015, our fully consolidated subsidiaries owned 11,018,744 Class A units and the public owned 49,588,960 units.

Information presented below for net income allocation to Partners is presented for periods before and after the ETP Merger (see Note 4).

Allocations of Net Income

Our partnership agreement contains provisions for the allocation of net income and loss to the unitholders. For purposes of maintaining partner capital accounts, the partnership agreement specifies that items of income and loss shall be allocated among the partners in accordance with their respective percentage interest. Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions allocated 100% to ETE.

The calculation of net income allocated to the partners is as follows (in thousands, except per unit amounts):

	Successor		Predecessor
	Twelve months ended December 31, 2015	September 1, 2014 through December 31, 2014	January 1, 2014 through August 31, 2014	Twelve months ended December 31, 2013
Attributable to Common Units
Distributions (a)	$155,875	$27,031	$11,261	$20,251
Distributions in excess of net income	(111,377)	(9,532)	7	(1,717)
Limited partners' interest in net income	$44,498	$17,499	$11,268	$18,534

Attributable to Subordinated Units
Distributions (a)	$22,796	$12,533	$11,178	$20,167
Distributions in excess of net income	(11,730)	(3,228)	—	(1,674)
Limited partners' interest in net income	$11,066	$9,305	$11,178	$18,493

(a) Distributions declared per unit to unitholders as of record date	$2.8851	$1.1457	$1.0218	$1.8441

Class A Units

Pursuant to the terms of the Susser Contribution Agreement, (i) 79,308 common units held by a wholly-owned subsidiary of Susser were exchanged for 79,308 Class A Units and (ii) 10,939,436 subordinated units held by wholly-owned subsidiaries of Susser were converted into 10,939,436 Class A units.

Class A Units were entitled to receive distributions on a pro rata basis with common units, except that the Class A Units (a) did not share in distributions of cash to the extent such cash was derived from or attributable to any distribution received by the Partnership from PropCo, the proceeds of any sale of the membership interests of PropCo, or any interest or principal payments received by the Partnership with respect to indebtedness of PropCo or its subsidiaries and (b) were subordinated to the common units during the subordination period for the subordinated units and were not entitled to receive any distributions until holders of the common units received the minimum quarterly distribution plus any arrearages in the payment of the minimum quarterly distribution from prior quarters. The Class A Units were exchanged for Class C Units on January 1, 2016.

Pursuant to the terms described above, these distributions did not have an impact on the Partnership’s consolidated cash flows and as such, were excluded from total cash distributions and allocation of limited partners’ interest in net income. For the year ended December 31, 2015, Class A distributions declared totaled $10.1 million, or $0.9138 per unit. Fourth quarter distributions were paid to Class C unitholders pursuant to the terms of the partnership agreement.

Incentive Distribution Rights

The following table illustrates the percentage allocations of available cash from operating surplus between our common unitholders and the holder of our IDRs based on the specified target distribution levels; after the payment of distributions to Class C Unitholders. The amounts set forth under “marginal percentage interest in distributions” are the percentage interests of our IDR holder and the common unitholders in any available cash from operating surplus we distribute up to and including the corresponding amount in the column “total quarterly distribution per unit target amount.” The percentage interests shown for our unitholders and our IDR holder for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. Effective August 21, 2015, ETE exchanged 21.0 million ETP common units, owned by ETE, the owner of ETP’s general partner interest, for 100% of the general partner interest and all of the IDRs of Sunoco LP. ETP had previously owned our IDRs since September 2014, prior to that date the IDRs were owned by Susser.

		Marginal percentage interest in distributions
	Total quarterly distribution per Common unit target amount	Common Unitholders	Holder of IDRs
Minimum Quarterly Distribution	$0.4375	100%	—
First Target Distribution	Above $0.4375 up to $0.503125	100%	—
Second Target Distribution	Above $0.503125 up to $0.546875	85%	15%
Third Target Distribution	Above $0.546875 up to $0.656250	75%	25%
Thereafter	Above $0.656250	50%	50%

Cash Distributions

Our partnership agreement, as amended, sets forth the calculation to be used to determine the amount and priority of cash distributions that the common and subordinated unitholders receive.

The following table presents our cash distributions paid:

	Limited Partners
Payment Date	Per Unit Distribution	Total Cash Distribution	Distribution to IDR Holders
	(in thousands, except per unit amounts)
May 16, 2016	$0.8173	$77,921	$19,566
February 16, 2016	0.8013	70,006	16,532
November 27, 2015	0.7454	47,194	8,441
August 28, 2015	0.6934	28,661	3,362
May 29, 2015	0.6450	23,113	1,449
February 27, 2015	0.6000	21,023	891
November 28, 2014	0.5457	18,541	255
August 29, 2014	0.5197	11,413	64
May 30, 2014	0.5021	11,026	—
February 28, 2014	0.4851	10,650	—
November 29, 2013	0.4687	10,290	—
August 29, 2013	0.4528	9,907	—
May 30, 2013	0.4375	9,572	—
March 1, 2013	0.4375	9,572	—
November 29, 2012	0.0285	624	—